SHARE BASED PAYMENTS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2012	Mar. 20, 2024
SHARE BASED PAYMENTS
Intrinsic value of options exercised during the period			$ 0	$ 0
Share-based compensation expense			$ 0	0
Share-based compensation (in shares)			0		0	0	0
Allocated Share-based Compensation Expense			$ 185	$ 0
Unrecognized compensation expense			$ 0
Expected dividend yield			0.00%
Ordinary shares issued for share based compensation, (in shares)		1,200,000
Ordinary shares issued for share based compensation		$ 1,332
Share based compensation arrangement by share-based payment award	2 years
Share price									$ 1.1
2012 stock incentive plan
SHARE BASED PAYMENTS
Number of shares authorized								6,000,000
Expiration term								5 years